REVENUES AND COST OF REVENUES (Schedule of Cost of revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Revenues And Cost Of Revenues [Abstract]
Amortization of intangible asset	$ 482	$ 0	$ 1,128	$ 0
Direct costs related to license revenues	155	0	388	0
License fees and royalties payable to licensor	175	0	683
Cost of product sales	85	0	153	0
Cost of revenues	$ 897	$ 0	$ 2,352	$ 0